UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Limited partners		Redemption- exchange units		Special limited partner units	Capital Limited partners	Retained earnings Limited partners		Ownership changes Limited partners		Accumulated other comprehensive income (loss) Limited partners		Preferred shares	BBUC exchangeable shares	Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2020		$ 11,337		$ 1,928		$ 1,549			$ 2,275	$ (235)		$ 68		$ (180)	[1]	$ 15		$ 7,845
Net income (loss)		1,738		231		205		$ 79		231								1,223
Other comprehensive income (loss)		216		39		36								39	[1]			141
Comprehensive income (loss)		1,954		270		241		79		231				39	[1]			1,364
Contributions		1,016																1,016
Distributions	[2]	(1,377)		(10)		(8)		(79)		(10)								(1,280)
Ownership changes	[3]	(1,857)		59		196				58		39		(38)	[1]			(2,112)
Unit repurchases	[2]	(17)		(17)					(17)
Acquisition of interest	[4]	140																140
Ending balance at Jun. 30, 2021		11,196		2,230		1,978		0	2,258	44		107		(179)	[1]	15		6,973
Beginning balance at Dec. 31, 2021		13,000		2,252		2,011		0	2,192	63		150		(153)	[1]	15	$ 0	8,722
Net income (loss)		313		63		58				63							50	142
Other comprehensive income (loss)		(568)		(69)		(64)								(69)	[1]		(78)	(357)
Comprehensive income (loss)		(255)		(6)		(6)				63				(69)	[1]		(28)	(215)
Contributions		865																865
Distributions		(1,474)	[2]	(9)	[2]	(9)	[2]			(9)	[2]						5	(1,451)	[2]
Ownership changes		121	[3]	(4)	[3]	9	[3]			11	[3]	(19)	[3]	4	[1],[3]		(1)	117	[3]
Unit repurchases	[2]	(78)		(78)					(78)
Issuance of BBUC exchangeable shares				(739)		(680)						(786)		47			1,419
Acquisition of interest	[4]	1,850																1,850
Ending balance at Jun. 30, 2022		$ 14,029		$ 1,416		$ 1,325		$ 0	$ 2,114	$ 128		$ (655)		$ (171)	[1]	$ 15	$ 1,385	$ 9,888

[1]	See Note 20 for additional information.
[2]	See Note 19 for additional information on distributions and Unit repurchases.
[3]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[4]	See Note 3 for additional information.